Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Software	1,438,175	2,096,218	295,963
Less: accumulated depreciation	(680,216)	(101,350)	(14,309)
Intangible assets, net	757,959	1,994,868	281,654

Amortization expense was RMB143,818, RMB162,950 and RMB250,720 (US$35,399) for the years ended December 31,2021,2022 and 2023, respectively. For the year ended December 31, 2023, the Company disposed software resulting in disposal loss of RMB 608,588.